Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Amortized Cost
Amortized Cost	₨ 1,489,085.4	$ 23,898.1	₨ 927,284.9
Fair Value
Total	1,504,412.8	24,144.1	₨ 908,824.3
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	12,963.8
Over one year through five years	11,007.0
Over five years through ten years	319.1
Over ten years	504.4
Amortized Cost	24,794.3
Fair Value
Within one year	12,771.8	205.0
Over one year through five years	10,797.6	173.3
Over five years through ten years	324.5	5.2
Over ten years	721.5	11.6
Total	₨ 24,615.4	$ 395.1